Share Capital and Share Premium (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	September 30, 2021	December 31, 2020

	(in thousands)
	£	£
Share capital	2,087	2,047
Share premium	141,049	140,890

	143,136	142,937

	September 30, 2021	December 31, 2020

	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	52,180	51,175

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium

	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2020	51,175	2,047	140,890
Issue of shares on exercise of options	1,005	40	159

Balance at September 30, 2021	52,180	2,087	141,049